SIGNIFICANT ACCOUNTING POLICIES - Written-Off loan portfolio (Details)	12 Months Ended
Dec. 31, 2020
Consumer
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	180 days
Consumer | Grupo Agromercantil Holding S.A.
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	450 days
Consumer | Banco Agricola S.A. | Mortgage guarantee
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	720 days
Commercial
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	360 days
Small Business
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	180 days
Small Business | Banistmo | Mortgage guarantee
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	720 days
Mortgage | Banistmo and Banco Agricola
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	720 days
Mortgage | Grupo Agromercantil Holding S.A.
SIGNIFICANT ACCOUNTING POLICIES
Length of delinquency	1440 days